UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
					Washington, DC  20549
					FORM 13F
  					FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 1999

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:		Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on bahalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	561-778-0552
Signature, Place and Date of Signing:

	Kenneth M. Ligon	Vero Beach, FL		August 13, 1999

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$226,210

List of Other Managers Included:		NONE



  ITEM 1:                       ITEM 2ITEM 3:  ITEM 4: ITEM: 5 ITEM 6(aITEM 8(a)
  NAME OF ISSUER                COM   CUSIP    MKT VAL SHRS PR SOLE    SOLE

D ABBOTT LABS                   COM   002824100    6295  138730  138730  138730
D AES CORP                      COM   00130H105    3931   67625   67625   67625
D AMERICAN EXPRESS CO           COM   025816109    7455   57290   57290   57290
D AMERICAN INTERNATIONAL GP     COM   026874107    6797   57973   57973   57973
D AUTOMATIC DATA PROCESSING     COM   053015103    7169  162940  162940  162940
D BANCO DE SANTANDER            COM   059574202    7036  666072  666072  666072
D BRISTOL MYERS SQUIBB CO       COM   110122108     799   11342   11342   11342
D CISCO SYSTEMS                 COM   17275R102   12187  189125  189125  189125
D CITIGROUP, INC.               COM   172967101   10115  212945  212945  212945
D COCA COLA                     COM   191216100    4991   80505   80505   80505
D COMAIR                        COM   199789108    8472  407065  407065  407065
D COMPAQ COMPUTER               COM   204493100    4702  198507  198507  198507
D COMPUTER ASSOCIATES           COM   204912109    4636   84669   84669   84669
D DISNEY, WALT                  COM   254687106    7801  253185  253185  253185
D DONALDSON COMPANY             COM   257651109    5087  207625  207625  207625
D DUKE POWER                    COM   264399106    2086   38325   38325   38325
D DUPONT DE NEMOURS, I.E.       COM   263534109    4638   67900   67900   67900
D ERICSSON LM TEL - ADR         COM   294821400    6504  197460  197460  197460
D EXXON                         COM   302290101    7956  103160  103160  103160
D GANNETT CO.                   COM   364730101    5767   80800   80800   80800
D GENERAL ELECTRIC              COM   369604103   10297   91120   91120   91120
D GILLETTE                      COM   375766102    5017  122360  122360  122360
D INTEL                         COM   458140100    8969  150735  150735  150735
D JOHNSON & JOHNSON             COM   478160104    5071   51745   51745   51745
D LUCENT TECHNOLOGIES           COM   549463107   11562  171452  171452  171452
D MEDTRONIC INC                 COM   585055106    1108   14222   14222   14222
D MERCK & CO.                   COM   589331107    7570  102818  102818  102818
D MICROSOFT                     COM   594918104   11330  125628  125628  125628
D NORFOLK SOUTHERN CORP         COM   655844108    2762   91700   91700   91700
D ORACLE CORP                   COM   68389X105    5914  159300  159300  159300
D PEPSICO                       COM   713448108    4903  126730  126730  126730
D PFIZER INC                    COM   717081103    3473   31865   31865   31865
D PROCTOR & GAMBLE              COM   742718109    4822   54025   54025   54025
D ROYAL DUTCH PETROL.           COM   780257804     906   15040   15040   15040
D SCHERING PLOUGH CORP          COM   806605101     725   13800   13800   13800
D STATE STREET CORP             COM   857477103    8085   94700   94700   94700
D UNUM                          COM   903192102    1990   36350   36350   36350
D VIACOM CL B                   COM   925524308    6694  152130  152130  152130
D WAL-MART                      COM   931142103     588   12180   12180   12180
S REPORT SUMMARY                    39RECORDS    226210        0 OTHER MGRS